SHARE PREMIUM ACCOUNT (Details) £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 GBP (£)
SHARE PREMIUM ACCOUNT (Details) [Line Items]
undefined				£ 1,840
Payments for Repurchase of Redeemable Preferred Stock	[1]		£ 600	1,840
Share premium		£ 600	600	37,373		£ 35,533
Fixed Floating Rate 6.369 Non-Cumulative Preference Shares
SHARE PREMIUM ACCOUNT (Details) [Line Items]
undefined			£ 600
Floating Rate Non-Cumulative Callable Preference Shares
SHARE PREMIUM ACCOUNT (Details) [Line Items]
Payments for Repurchase of Redeemable Preferred Stock | $					$ 1,000
Fixed Floating Rate 7.875 Non-Cumulative Preference Shares
SHARE PREMIUM ACCOUNT (Details) [Line Items]
Payments for Repurchase of Redeemable Preferred Stock				£ 500	$ 1,250

[1]	During the year ended 31 December 2017, the Bank redeemed all of its outstanding 6.369% Fixed/Floating Rate Non-Cumulative Preference Shares Callable 2015 which had been accounted for as subordinated liabilities. On redemption an amount of 600 million was transferred from retained profits to the share premium account.During the year ended 31 December 2016, the Bank redeemed all of its outstanding Floating Rate Non-Cumulative Callable Preference Shares callable 2016 (US$1,000 million), 7.875% Non-cumulative Preference Shares callable 2013 (500 million) and 7.875% Non-cumulative Preference Shares callable 2013 (US$1,250 million) which had been accounted for as subordinated liabilities. On redemption an amount of 1,840 million was transferred from retained profits to the share premium account.